Other Matters - Termination of Development Agreement (Details) $ in Thousands		12 Months Ended
	Jun. 03, 2016 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Oil and Gas Delivery Commitments and Contracts
Payment to terminate contract		$ 0	$ 0	$ 16,875
Gain on termination of contract		0	0	16,205
Gain (loss) on disposition or impairment of assets, net		$ (34,296)	$ 17,118	208,982
Water solutions
Oil and Gas Delivery Commitments and Contracts
Payment to terminate contract	$ 49,600
Amortizable life	2
Increase in property, plant and equipment	$ 1,200
Intangible asset additions	3,300
Noncontrolling interest, increase from acquisition of assets	2,800
Payments for early extinguishment of liabilities	25,500			46,800
Release of liabilities, contract termination	$ 16,900
Gain on termination of contract				21,300
Gain (loss) on disposition or impairment of assets, net				$ 22,700